Subsequent Events - (Details)		3 Months Ended
	Jun. 09, 2015 USD ($)	Jun. 30, 2015 segment	Jul. 10, 2015 EUR (€)	Jul. 10, 2015 USD ($)	Jun. 02, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Senior Secured Term Loan Facility | 7.375% Senior secured first lien notes due 2019
Subsequent Event [Line Items]
Interest rate							7.375%
Senior secured revolving credit facility
Subsequent Event [Line Items]
Maximum borrowing capacity under credit facility						$ 1,000,000,000	$ 1,000,000,000
Amount outstanding						$ 381,000,000	$ 10,000,000	$ 0
Subsequent Event
Subsequent Event [Line Items]
Number of reportable segments | segment		3
Subsequent Event | Transaction Wireless, Inc. | Network & Security Solutions
Subsequent Event [Line Items]
Cash payments in acquisition	$ 62,000,000
Contingent equity considerations	$ 3,000,000
Subsequent Event | Senior Secured Term Loan Facility | USD Denominated New Term Loan
Subsequent Event [Line Items]
Maximum borrowing capacity under credit facility				$ 725,000,000
Subsequent Event | Senior Secured Term Loan Facility | Euro Denominated New Term Loan
Subsequent Event [Line Items]
Maximum borrowing capacity under credit facility | €			€ 250,000,000
Subsequent Event | Senior Secured Term Loan Facility | 7.375% Senior secured first lien notes due 2019
Subsequent Event [Line Items]
Amount outstanding				$ 955,000,000
Interest rate			7.375%	7.375%
Subsequent Event | Senior secured revolving credit facility
Subsequent Event [Line Items]
Maximum borrowing capacity under credit facility					$ 1,250,000,000